Acquisition Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Details) $ in Millions	Oct. 03, 2020 USD ($)
TFCF | Valuation Adjustments [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities	$ (600)